Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Stock options issued for services	$ 1,324,167	$ 1,160,726
Net Operating Loss Carryforwards	38,426,844	35,154,469
Section 174 Expenditures	2,893,510	2,483,764
R&D Tax Credits	6,775,130	6,818,064
Interest carryforward		954,073
Other	489,297	481,565
Total gross deferred tax assets	49,908,948	47,052,660
Less Valuation Allowance	(49,908,948)	(47,011,175)
Net deferred tax assets		41,485
Deferred tax liabilities
Right of Use Asset		(25,298)
Unrealized Fx gain (loss)		(776)
Other		(15,411)
Total gross deferred tax liabilities		(41,485)
Net deferred tax liabilities